Financial instruments - Narrative (Details) - USD ($) $ in Thousands	24 Months Ended
	Jan. 07, 2022	Mar. 31, 2021	Mar. 31, 2020	Jan. 07, 2020	Mar. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		$ 807,150	$ 210,969		$ 207,703
Undrawn borrowing facilities		25,000
Level 3 | Contingent consideration
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value		0	$ 0
Equity price risk
Disclosure of detailed information about financial instruments [line items]
10% change in the ordinary share price of the company, impact on accrual for social costs		$ 1,044
Gastrofix
Disclosure of detailed information about financial instruments [line items]
Contingent consideration recognised as of acquisition date				$ 0
Gastrofix | Forecast
Disclosure of detailed information about financial instruments [line items]
Maximum amount of potential contingent consideration payable	$ 10,030